Summary of Options Issued, Exercised and Expired (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Options, Beginning Balance	1,510,000	10,000
Weighted Average Exercise Price, Beginning Balance	$ 0.76	$ 1.20
Remaining Contractual Life in Years, Beginning Balance	2 years 3 months 29 days	1 year 6 months
Options, Issued		1,500,000
Weighted Average Exercise Price, Issued		$ 0.75
Options, Exercised
Weighted Average Exercise Price, Exercised
Options, Expired
Weighted Average Exercise Price, Expired
Options, Ending Balance	1,510,000	1,510,000
Weighted Average Exercise Price, Ending Balance	$ 0.76	$ 0.76
Remaining Contractual Life in Years, Ending Balance	2 years 2 months 12 days	2 years 8 months 8 days
Options, Exercisable, Ending Balance	760,000	760,000
Weighted Average Exercise Price, Exercisable, Ending Balance	$ 0.76	$ 0.76
Remaining Contractual Life in Years, Exercisable, Ending Balance	2 years 2 months 4 days	2 years 8 months 4 days
Remaining Contractual Life in Years, Issued		2 years 9 months 18 days
Options, Exercisable, Ending Balance	760,000	760,000